Shareholders' Equity (Details 6) (Weibo, USD $)	1 Months Ended	12 Months Ended			0 Months Ended
	Aug. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 28, 2014
2010 Weibo Incentive Plan
Summary of Stock Option
Ordinary shares reserved for issuance	35,000,000
Maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right	1
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units	1.75
2010 Weibo Incentive Plan | Stock Options
Summary of Stock Option
Percentage of ordinary shares outstanding, granted		0.00%	1.70%	1.30%
Estimated fair value of options at grant date		$ 0	$ 16,900,000	$ 3,600,000
2014 Plan
Summary of Stock Option
Ordinary shares reserved for issuance					4,647,872
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units					1
Number of shares from new added shares					1,000,000
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued		10.00%
Term of share incentive plan		10 years